Stockholders' Equity - Additional Information (Detail)							12 Months Ended
	Jun. 08, 2021 USD ($)	Mar. 25, 2021 USD ($) shares	Dec. 17, 2019	Jun. 17, 2019	Mar. 28, 2019 USD ($) $ / shares shares	Jul. 18, 2016	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Mar. 26, 2020 USD ($) $ / shares shares
Disclosure of Classes of Share Capital [Line Items]
Additional paid-in capital							$ 7,492,000,000	$ 7,575,000,000
Percentage of net income allocation toward legal reserve							5.00%
Legal reserve							$ 95,000,000
Non-controlling interest and perpetual debentures							444,000,000	877,000,000
Coupon payment on perpetual debentures							(2,365,000,000)	(2,453,000,000)
Dividend Declaration Date					Mar. 28, 2019
Dividend declared					$ 150,000,000
Purchase of treasury shares							0	83,000,000	$ 50,000,000
Explanation of the fact that shares have no par value					without par-value
Share price | $ / shares											$ 0.22
Treasury shares							14,000,000	$ 11,000,000			$ 83,000,000
Issuance of subordinated notes							994,000,000
Mandatory Convertible Securities [member] | Mandatory Convertible Securities 2019 [member]
Disclosure of Classes of Share Capital [Line Items]
Borrowings interest rate											3.72%
Parent [member]
Disclosure of Classes of Share Capital [Line Items]
Coupon payment on perpetual debentures							$ 2,289,000,000
Mexican peso [Member]
Disclosure of Classes of Share Capital [Line Items]
Closing foreign exchange rate							20.50	19.8900	18.9200
Coupon Payment [Member]
Disclosure of Classes of Share Capital [Line Items]
Coupon payment on perpetual debentures							$ 11,000,000	$ 24,000,000	$ 29,000,000
Two Thousand And Nineteen Treasury Repurchase Program [member]
Disclosure of Classes of Share Capital [Line Items]
Treasury shares repurchase amount authorized					$ 500,000,000						$ 500,000,000
Two Thousand And Nineteen Treasury Repurchase Program [member] | Share Repurchase One [member]
Disclosure of Classes of Share Capital [Line Items]
Purchase of treasury shares					282,600
Cancellation of treasury shares					$ 282,600
Purchase of treasury shares in shares | shares					2,000,000,000
Decrease in variable part of common stock treasury shares repurchased and cancelled | shares					2,000,000,000
Two Thousand And Nineteen Treasury Repurchase Program [member] | Share Repurchase Two [member]
Disclosure of Classes of Share Capital [Line Items]
Purchase of treasury shares					$ 67,000.0000
Cancellation of treasury shares					$ 67,000.0000
Purchase of treasury shares in shares | shares					461,000,000
Decrease in variable part of common stock treasury shares repurchased and cancelled | shares					461,000,000
Two Thousand And Twenty Treasury Repurchase Program [Member]
Disclosure of Classes of Share Capital [Line Items]
Treasury shares repurchase amount authorized		$ 500,000,000
Number of shares repurchased | shares		1,134,000,000
Shares Authorized To Guarantee The Conversion Of Then Existing Convertible Securities | shares		3,409,500,000
Dividend Declared Date One [Member]
Disclosure of Classes of Share Capital [Line Items]
Dividend declared date of payment				Jun. 17, 2019
Dividend Declared Date Two [Member]
Disclosure of Classes of Share Capital [Line Items]
Dividend declared date of payment			Dec. 17, 2019
Retained earnings [member]
Disclosure of Classes of Share Capital [Line Items]
Restitution of retained earnings								2,481,000,000
Additional paid-in capital [member]
Disclosure of Classes of Share Capital [Line Items]
Additional paid-in capital									17,000,000
Purchase of treasury shares							83,000,000	50,000,000	75,000,000
Restitution of retained earnings								(2,481,000,000)
Non-controlling Interest [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest and perpetual debentures							444,000,000	428,000,000
Net income attributable to noncontroling interest							25,000,000	21,000,000	$ 36,000,000
Variable Part Of Share Capital [Member]
Disclosure of Classes of Share Capital [Line Items]
Increase in variable common stock share issue					$ 22,000
Increase in variable common stock share issue in shares | shares					150,000,000
Share price | $ / shares					$ 0.000143
Subordinated Notes [Member]
Disclosure of Classes of Share Capital [Line Items]
Coupon payment on perpetual debentures							30,000,000
Issuance of subordinated notes	$ 1,000,000,000						$ 994,000,000
Percentage of issuance on subordinated note	5.125%
Perpetual Subordinated Bonds [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest and perpetual debentures								$ 449,000,000
CEMEX Holdings Philippines, Inc. [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest ownership percentage									45.00%	33.22%
Percentage of outstanding common shares owned by the subsidiary						45.00%
Reduction in non-controlling interest								22.16%
CEMEX Latam Holdings, S.A. [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest ownership percentage							7.74%	7.63%
Caribbean TCL [member] | Trinidad Cement Limited [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest ownership percentage							30.17%	30.17%
CPO [Member]
Disclosure of Classes of Share Capital [Line Items]
Number of shares issued | shares									27,400,000
Number of shares cumulatively repurchased | shares											378,200,000
CPO [Member] | Parent [member]
Disclosure of Classes of Share Capital [Line Items]
Treasury shares							$ 14,000,000	$ 11,000,000
Investment in shares held by the subsidiary | shares							(20,541,277)	(20,541,277)
CPO [Member] | Treasury shares [member] | Two Thousand And Nineteen Treasury Repurchase Program [member]
Disclosure of Classes of Share Capital [Line Items]
Share price | $ / shares									$ 0.3164
Number of shares cumulatively repurchased | shares									157,700,000
Treasury shares									$ 50,000,000	$ 50,000,000